Note 6 - Stockholders' Equity (Detail) - Allocation of Net Proceeds from Preferred Stock Financing (USD $)	9 Months Ended	12 Months Ended	138 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2012
Net proceeds after transaction costs	$ 1,999,032	$ 1,999,032	$ 2,727,475
Less: Fair value of warrants (recorded to Additional Paid-in Capital)	(1,127,418)
Beneficial conversion feature (recorded to Additional Paid-in Capital)	(762,667)
Net proceeds allocated to preferred stock	108,947
Accretion of beneficial conversion feature (deemed dividend)	762,667
Carrying value	312,196	312,196	312,196	871,614
Conversions to common stock	$ (559,418)